Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 18,806,742	$ 7,947,607
Accounts receivable, net	10,708,062	10,091,087
Prepaid expenses and other	1,150,675	1,912,744
Total current assets	30,665,479	19,951,438
Property, plant and equipment (note 6)	1,691,336	1,666,331
Intangible assets (note 7)	5,744,399	6,207,731
Goodwill (note 5)	3,707,650	3,707,650
Right-of-use assets (note 8)	26,791,544	25,430,956
Total assets	68,600,408	56,964,106
Current liabilities:
Accounts payable and accrued liabilities (note 9)	9,523,809	7,011,849
Current portion of loans payable (note 10(a))	1,106,654	101,107
Current portion of deferred grant income (note 11)	176,746
Current portion of lease liabilities (note 8)	5,169,478	4,707,853
Lender warrants (note 10(b))	250,891
Non-controlling interest loans (note 10(c))	77,137	69,674
Provisions (note 12)		18,792
Deferred and contingent consideration (note 5)	11,369,429	1,274,402
Total current liabilities	27,674,144	13,183,677
Loans payable (note 10(a))	15,098,560	150,392
Deferred grant income (note 11)	200,567
Lease liabilities (note 8)	22,743,395	20,683,904
Total liabilities	65,716,666	34,017,973
Shareholders' equity (deficit):
Common shares (note 13)	60,129,642	50,185,756
Contributed surplus (note 14)	3,348,636	2,757,252
Deficit	(60,201,976)	(30,441,280)
Total shareholder's equity (deficit) excluding non-controlling interest	3,276,302	22,501,728
Non-controlling interest (note 22)	(392,560)	444,405
Total shareholders' equity (deficit)	2,883,742	22,946,133
Basis of preparation and going concern (note 2)
Contingencies (note 15)
Subsequent events (note 24)
Total liabilities and shareholders' equity (deficit)	$ 68,600,408	$ 56,964,106